Property and Equipment, Net (Details) - Schedule of property and equipment, net ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Total	¥ 7,067	$ 1,083	¥ 5,557
Less: accumulated depreciation	(5,711)	(875)	(4,821)
Property and equipment, net	1,356	208	736
Computer and transmission equipment [Member]
Property, Plant and Equipment [Line Items]
Total	6,640	1,018	5,246
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total	¥ 427	$ 65	¥ 311